GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of goodwill and other intangible assets

	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Goodwill	$222,223	$—	$222,223
Intangible Assets with Finite Lives:
Customer Relationships	48,000	(10,890)	37,110
Intangible Assets with Indefinite Lives:
Tradename	56,000	—	56,000
Total Other Intangible Assets	104,000	(10,890)	93,110
Total Goodwill and Other Intangible Assets	$326,223	$(10,890)	$315,333

	December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Goodwill	$222,223	$—	$222,223
Intangible Assets with Finite Lives:
Customer Relationships	48,000	(6,890)	41,110
Intangible Assets with Indefinite Lives:
Tradename	56,000	—	56,000
Total Other Intangible Assets	104,000	(6,890)	97,110
Total Goodwill and Other Intangible Assets	$326,223	$(6,890)	$319,333